Loans and Leases Held for Investment, Net Concentration of Credit Risk (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 California [Member]	Dec. 31, 2013 Florida [Member]	Dec. 31, 2013 Texas [Member]	Dec. 31, 2013 New York [Member]	Dec. 31, 2013 NEW JERSEY	Dec. 31, 2013 Illinois [Member]	Dec. 31, 2013 Residential Mortgage [Member] California [Member]	Dec. 31, 2013 Residential Mortgage [Member] Florida [Member]	Dec. 31, 2013 Residential Mortgage [Member] Texas [Member]	Dec. 31, 2013 Residential Mortgage [Member] New York [Member]	Dec. 31, 2013 Residential Mortgage [Member] NEW JERSEY	Dec. 31, 2013 Commercial and Commercial Real Estate [Member] California [Member]	Dec. 31, 2013 Commercial and Commercial Real Estate [Member] Florida [Member]	Dec. 31, 2013 Commercial and Commercial Real Estate [Member] Texas [Member]	Dec. 31, 2013 Commercial and Commercial Real Estate [Member] New York [Member]	Dec. 31, 2013 Commercial and Commercial Real Estate [Member] Illinois [Member]	Dec. 31, 2013 Lease financing receivables [Member] California [Member]	Dec. 31, 2013 Lease financing receivables [Member] Florida [Member]	Dec. 31, 2013 Lease financing receivables [Member] Texas [Member]	Dec. 31, 2013 Lease financing receivables [Member] New York [Member]	Dec. 31, 2013 Lease financing receivables [Member] NEW JERSEY	Dec. 31, 2013 Clawback Liability [Member]
Concentration Risk [Line Items]
Notes Payable	$ 24,000	$ 0																						$ 24,000
Interest Only Loans Residential	2,017,756	2,049,825
Concentration Risk, Percentage									27.00%	10.00%	8.00%	7.00%	4.00%	19.00%	15.00%	5.00%	9.00%	6.00%	11.00%	9.00%	10.00%	7.00%	6.00%
Percentage of United States Population			12.00%	6.00%	8.00%	6.00%	3.00%	4.00%
Interest-only commercial and commercial real estate	$ 561,760	$ 484,640